Other Accounts Payable	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Other Accounts Payable
25. Other Accounts Payable

	12.31.2025	12.31.2024
Generation deviation – wind projects (Note 32.2.9)	612,111	498,666
Public lighting rate collected	76,373	75,288
Payments/returns to consumers	69,895	149,432
Aneel Order No. 084/2017 provision	51,500	46,690
Financial offset for the use of water resources	32,664	32,103
Pledges in guarantee	31,811	35,145
Fair value hedge (swap) (Note 20)	23,535	—
Disposal of investments - advance payment (a)	22,500	45,000
Judicial settlement (b)	—	444,409
Other liabilities	92,258	119,483
	1,012,647	1,446,216
Current	788,232	1,199,195
Noncurrent	224,415	247,021
(a) Advance received from the sale of Small Generation Assets, of which 50% were written off in March 2025 upon partial closing of the transaction (Note 37).
(b) Settlement of the Parent Company arbitration proceedings in March 2025 and Copel GeT court settlement in April 2025.